Discontinued Operations - Summary of Operating Results Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations And Disposal Groups [Abstract]
Product revenue	$ 703	$ 731	$ 2,671	$ 2,689
License revenue			1,000
Total revenues			3,671	2,689
Cost of revenues	659	579	2,373	2,543
Gross profit	44	152	1,298	146
Operating expenses:
Research and development	420	1,104	3,099	6,605
Sales and marketing	314	384	1,375	2,252
General and administrative	145	146	760	894
Total operating expenses	879	1,634	5,234	9,751
Operating loss	(835)	(1,482)	(3,936)	(9,605)
Other income (expense)	149	352	180	13
Loss from discontinued operations	$ (686)	$ (1,130)	$ (3,756)	$ (9,592)